Equity Method Investments (Tables)	12 Months Ended
Aug. 29, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments

As of	2013		2012
	Investment Balance	Ownership Percentage	Investment Balance	Ownership Percentage
Inotera	$344	35%	$370	40%
Tera Probe	40	40%	—	—%
Other	12	Various	19	Various
	$396		$389

We recognize our share of earnings or losses from these entities under the equity method, generally on a two-month lag.  Equity in net income (loss) of equity method investees, net of tax, included the following:

For the year ended	2013	2012	2011
Inotera	$(79)	$(189)	$(112)
Other	(4)	(105)	(46)
	$(83)	$(294)	$(158)

The summarized financial information in the tables below reflects aggregate amounts for all of our equity method investees. Financial information is presented as of the respective dates and for the periods through which we recorded our proportionate share of each investee's results of operations. Summarized results of operations are presented only for the periods subsequent to the acquisition of our ownership interest.

As of	2013	2012
Current assets	$1,018	$724
Noncurrent assets	2,634	3,024
Current liabilities	1,912	2,519
Noncurrent liabilities	435	155

For the years ended	2013	2012	2011
Net sales	$1,788	$1,798	$1,839
Gross margin	1	(451)	(268)
Operating loss	(203)	(751)	(559)
Net loss	(188)	(793)	(594)